Related Party Transactions - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2018 USD ($)	Mar. 01, 2018	Dec. 15, 2017	Sep. 30, 2017	Jun. 30, 2017 d	Jun. 01, 2017	Mar. 01, 2017
Related Party Transaction [Line Items]
Guarantor obligations, related party disclosure	Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charters of each of the Windsor Knutsen and the Bodil Knutsen for a period of five years from the closing date of the IPO
Number of days vessel went off-hire due to damage | d					6
Tordis Knutsen [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest acquired							100.00%
Vigdis Knutsen [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest acquired						100.00%
Lena Knutsen [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest acquired				100.00%
Brasil Knutsen [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest acquired			100.00%
Anna Knutsen [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest acquired		100.00%
Knot Shuttle Tankers 25 As [Member] | Vigdis Knutsen [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest acquired						100.00%
Number of days vessel went off-hire due to damage | d					6
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental claims indemnification deductible | $	$ 500,000
Environmental claims indemnification liabilities aggregate cap | $	$ 5,000,000